SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

17.   SHARE CAPITAL

Authorized Share Capital

The Company has an unlimited number of common shares without par value authorized for issue.

On April 30, 2025, the Company announced that the TSX had approved the renewal of the Company’s normal course Issuer bid program (“NCIB”) to purchase up to 15,347,999 common shares, being 5% of its outstanding common shares as at April 28, 2025. Under the NCIB, purchases of common shares may be made through the facilities of the TSX, the NYSE and/or alternative Canadian trading systems. The share repurchase program started on May 2, 2025 and will end on the earlier of May 1, 2026; the date the Company acquires the maximum number of common shares allowable under the NCIB; or the date the Company otherwise decides not to make any further repurchases under the NCIB.

During the year ended December 31, 2025, the Company acquired 2,116,207 common shares (December 31, 2024 - 7,433,015) at an average cost of $7.67 per share (December 31, 2024 - $4.59), excluding brokerage fees, for a total cost of $16.2 million (December 31, 2024 - $34.1 million); and cancelled 1,916,900 common shares (December 31, 2024 - 7,433,015). As at December 31, 2025, the Company held 199,307 repurchased shares pending cancellation. These common shares were cancelled in January 2026 and are recorded as a reduction in share capital as at December 31, 2025.